Exhibit 99.1

NISSAN AUTO LEASE TRUST 2023-B

Servicer’s Report

Nissan Secret A

Collection Period Start	1-Apr-24	Distribution Date	15-May-24
Collection Period End	30-Apr-24	30/360 Days	30
Beg. of Interest Period	15-Apr-24	Actual/360 Days	30
End of Interest Period	15-May-24

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,220,313,316.15	1,007,136,345.44	978,479,155.15	0.8018262
Total Securities		1,220,313,316.15	1,007,136,345.44	978,479,155.15	0.8018262
Class A-1 Notes	5.475000%	120,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	5.740000%	263,800,000.00	202,928,071.15	184,206,508.99	0.6982809
Class A-2b Notes	5.950020%	140,000,000.00	107,694,958.14	97,759,330.01	0.6982809
Class A-3 Notes	5.690000%	351,300,000.00	351,300,000.00	351,300,000.00	1.0000000
Class A-4 Notes	5.610000%	70,600,000.00	70,600,000.00	70,600,000.00	1.0000000
Certificates	0.000000%	274,613,316.15	274,613,316.15	274,613,316.15	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	18,721,562.16	970,672.61	70.9687724	3.6795777
Class A-2b Notes	9,935,628.13	533,989.30	70.9687724	3.8142093
Class A-3 Notes	(0.00)	1,665,747.50	(0.0000000)	4.7416667
Class A-4 Notes	0.00	330,055.00	0.0000000	4.6750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	28,657,190.29	3,500,464.41

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					11,860,319.74
Monthly Interest					7,053,427.17

Total Monthly Payments					18,913,746.91
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					507,105.14
Aggregate Sales Proceeds Advance					3,962,573.87

Total Advances					4,469,679.01
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					15,010,204.77
Excess Wear and Tear and Excess Mileage					21,541.73
Remaining Payoffs					0.00
Net Insurance Proceeds					1,153,308.20
Residual Value Surplus					245,735.18

Total Collections					39,814,215.80

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		4,834,649.79			186
Involuntary Repossession		577,588.00			25
Voluntary Repossession		231,991.00			9
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			1,140,035.63		41
Customer Payoff				253,356.59	9
Grounding Dealer Payoff				8,887,977.46	366
Dealer Purchase				—	—

Total		5,644,228.79	1,140,035.63	9,141,334.05	636

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	37,115	1,166,496,346.51	7.00000%	1,007,136,345.44
Total Depreciation Received		(10,878,243.57)		(12,713,655.68)
Principal Amount of Gross Losses	(105)	(3,274,926.98)		(2,921,627.97)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(108)	(3,762,574.41)		(3,110,895.70)
Scheduled Terminations	(459)	(11,230,406.24)		(9,911,010.94)

Pool Balance - End of Period	36,443	1,137,350,195.31		978,479,155.15
Remaining Pool Balance
Lease Payment				265,535,989.01
Residual Value				712,943,166.14

Total				978,479,155.15

NISSAN AUTO LEASE TRUST 2023-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	39,814,215.80
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	39,814,215.80
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	875,891.41
3. Reimbursement of Sales Proceeds Advance	3,588,297.08
4. Servicing Fee:
Servicing Fee Due	839,280.29
Servicing Fee Paid	839,280.29
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	5,303,468.78
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	970,672.61
Class A-2a Notes Monthly Interest Paid	970,672.61
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	533,989.30
Class A-2b Notes Monthly Interest Paid	533,989.30
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	1,665,747.50
Class A-3 Notes Monthly Interest Paid	1,665,747.50
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	330,055.00
Class A-4 Notes Monthly Interest Paid	330,055.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	3,500,464.41
Total Note and Certificate Monthly Interest Paid	3,500,464.41
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	31,010,282.61
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	28,657,190.29
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	28,657,190.29
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	2,353,092.32

NISSAN AUTO LEASE TRUST 2023-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,881,253.26
Required Reserve Account Amount			7,932,036.55
Beginning Reserve Account Balance			7,932,036.55
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,932,036.55
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			2,353,092.32
Gross Reserve Account Balance			10,285,128.87
Remaining Available Collections Released to Seller			2,353,092.32
Total Ending Reserve Account Balance			7,932,036.55

V. POOL STATISTICS

Weighted Average Remaining Maturity			15.30
Monthly Prepayment Speed			104%
Lifetime Prepayment Speed			78%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,118,318.09
Securitization Value of Defaulted Receivables and Casualty Receivables		2,921,627.97	105
Aggregate Defaulted and Casualty Gain (Loss)		(803,309.88)
Pool Balance at Beginning of Collection Period		1,007,136,345.44
Net Loss Ratio
Current Collection Period		-0.0798%
Preceding Collection Period		0.0047%
Second Preceding Collection Period		-0.0161%
Third Preceding Collection Period		-0.0284%
Cumulative Net Losses for all Periods		0.1043%	1,272,929.75

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.79%	7,918,344.01	286
61-90 Days Delinquent	0.13%	1,334,282.63	48
91-120 Days Delinquent	0.04%	436,458.33	16
More than 120 Days	0.00%	40,348.60	2

Total Delinquent Receivables:	0.96%	9,729,433.57	352

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.18%	0.18%
Preceding Collection Period		0.32%	0.32%
Second Preceding Collection Period		0.30%	0.28%
Third Preceding Collection Period		0.33%	0.32%
60 Day Delinquent Receivables		2,255,122.74
Delinquency Percentage		0.22%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		4,834,649.79	186
Securitization Value		4,805,054.57	186

Aggregate Residual Value Surplus (Loss)		29,595.22

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		19,351,724.21	736
Cumulative Securitization Value		19,536,877.35	736

Cumulative Residual Value Surplus (Loss)		(185,153.14)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			4,912,201.47
Reimbursement of Outstanding Advance			3,588,297.08
Additional Advances for current period			3,962,573.87

Ending Balance of Residual Advance			5,286,478.26

Beginning Balance of Payment Advance			2,070,810.23
Reimbursement of Outstanding Payment Advance			875,891.41
Additional Payment Advances for current period			507,105.14

Ending Balance of Payment Advance			1,702,023.96

NISSAN AUTO LEASE TRUST 2023-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets, or repurchases of Series Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO

VIII. CREDIT RISK RETENTION

On the Closing Date, Nissan Auto Leasing LLC II, the depositor, an affiliate of Nissan Motor Acceptance Company LLC (“NMAC”), the sponsor, retained a sufficient portion of the Certificates to satisfy the obligations of NMAC under the requirements of (a) the SEC’s credit risk retention rules codified at 17 C.F.R. Part 246 (“Regulation RR”) and (b) the EU Risk Retention Requirements and the UK Risk Retention Requirements (each as defined in the preliminary prospectus for the Notes dated June 21, 2023 (the “Preliminary Prospectus”). The portion of Certificates being retained to satisfy the EU Risk Retention Requirements and the UK Risk Retention Requirements is referred to herein as the “Retained Interest”.

NMAC, as “originator” for the purposes of the EU Risk Retention Requirements and the UK Risk Retention Requirements, currently retains a material net economic interest that is not less than 5% in the securitization transaction described in the Preliminary Prospectus, in the form of retention of the first loss tranche in accordance with paragraph (d) of Article 6(3) of the EU Securitization Regulation and paragraph (d) of Article 6(3) of the UK Securitization Regulation (each as defined in the Preliminary Prospectus), in each case as in effect on the Closing Date, by holding all the membership interest in the depositor, which in turn holds Certificates representing at least 5% of the aggregate nominal value of the leases and related leased vehicles.

NMAC has not sold, hedged or otherwise mitigated its credit risk under or associated with the Retained Interest (and has not permitted the depositor or any of its other affiliates to sell, hedge or otherwise mitigate its credit risk under or associated with the Retained Interest) except to the extent permitted in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.

NMAC has not changed the manner in which it retains the Retained Interest, except in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.